Supplementary Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2012
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Three months ended March 31,
	2012	2011
Supplementary cash flow information:
Cash paid for interest	$112,364	$70,884
Cash paid for income taxes(1)	$12,875	$70,368
Cash inflow for income taxes from stock option exercises	$583	$157

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(2,345,375)	$(50,501)
Liabilities assumed	299,947	5,373
Noncontrolling interest subject to put provisions	53,900	-
Noncontrolling interest	130,000	-
Notes assumed in connection with acquisition	652	848
Cash paid	(1,860,876)	(44,280)
Less cash acquired	159,277	250
Net cash paid for acquisitions	$(1,701,599)	$(44,030)

(1) Net of tax refund